Consolidated Balance Sheets (USD $)	Dec. 31, 2014	Dec. 31, 2013
Current assets
Cash - unrestricted	$ 2,397,300	$ 3,190,495
Cash in trading accounts	20,987,152	10,484,448
Accounts receivable - trade	2,394,246	1,315,209
Note receivable	0	140,964
Marketable securities	311,586	256,004
Prepaid expenses and other current assets	528,919	242,482
Total current assets	26,619,203	15,629,602
Property, equipment and furniture, net	762,529	504,298
Other assets
Intangible assets, net	269,149	305,978
Deferred financing costs, net	241,744	337,559
Cash - restricted	1,319,371	320,188
Land held for development	953,462	110,477
Mortgage note receivable	0	353,504
Investment in convertible notes	1,604,879	0
Total assets	31,770,337	17,561,606
Current liabilities
Revolver	1,105,259	0
Senior notes	312,068	200,000
Renewable unsecured subordinated notes	7,234,559	4,922,596
Accounts payable - trade	1,544,103	1,035,644
Accrued expenses	681,995	683,556
Accrued compensation	3,601,282	299,439
Accrued interest	849,913	359,758
Obligations under non-competition agreement	0	250,000
Obligations under settlement agreement	582,565	0
Total current liabilities	15,911,744	7,750,993
Long-term liabilities
Senior notes	217,451	0
Obligations under settlement agreement	2,524,448	0
Renewable unsecured subordinated notes	10,418,569	5,062,230
Total liabilities	29,072,212	12,813,223
Commitments and contingencies	0	0
Members' equity
Series A preferred equity	2,745,000	2,745,000
Common equity	(193,624)	1,302,994
Accumulated other comprehensive income	146,749	700,389
Total members' equity	2,698,125	4,748,383
Total liabilities and members' equity	$ 31,770,337	$ 17,561,606